OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Tax credit remainder (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Increase (decrease) in deferred tax liability (asset) | $	$ (3,245,877)		$ 14,852,422
Deduction from unduly collection of taxes	1,148,000	R$ 7
Account payable to former shareholders	27,229,000		25,125,000	R$ 156,000
Rio De Janeiro Refrescos Ltda
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	100,550,000	613	$ 92,783,000
Unduly collection of taxes related to capital		370
Unduly collection of taxes related to interest and monetary restatement		243
Indirect cost on recognition of right acquired in court		175
Deferred tax liability recorded	24,276,000				R$ 148
Increase (decrease) in deferred tax liability (asset)	92,841,000	566
ex-Companhia De Bebidas Ipiranga
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	$ 27,229,000	166
Unduly collection of taxes related to capital		86
Unduly collection of taxes related to interest and monetary restatement		R$ 84